Description of Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements are presented in conformity with US generally accepted accounting principles (“US GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

The consolidated financial statements include the accounts and operations of the Company, inclusive of its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Functional Currency

Functional Currency

Due to the change in the primary economic environment in which the Company operates in, the Company reassessed its functional currency in 2024. As a result, the Company determined that the functional currency of the Company changed from Pound Sterling (“GBP”) to United States Dollars (“USD”). The change in functional currency was accounted for prospectively from January 1, 2024 in accordance with ASC 830, Foreign Currency Matters, and consolidated financial statements prior to and including the period ended December 31, 2023 were not restated for the change in functional currency.

Transactions denominated in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate in effect on the date of the transactions. At each consolidated balance sheet date, monetary assets and liabilities denominated in currencies other than the functional currency are remeasured using the exchange rate in effect at that date. Non-monetary assets and liabilities and revenue and expense items denominated in foreign currencies are translated into the functional currency using the exchange rate prevailing at the dates of the respective transactions. Any gains or losses arising on remeasurement are included in the consolidated statements of operations within gain (loss) on foreign currency.

Reclassifications

Reclassifications

Certain prior period amounts reported in our consolidated financial statements and notes thereto have been reclassified to conform to current period presentation. There is no change to the Company’s historical revenues, operating expenses or net loss, nor any change to any balance sheet account, the Company’s liquidity, or cash flows in any period.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss consists of the Company’s net loss and foreign currency translation adjustments related to the effect of foreign exchange on the value of the Company’s assets and liabilities denominated in currencies other than USD. The cumulative net translation gain or loss is included in the Company’s consolidated statements of comprehensive loss.

Business Combinations

Business Combinations

The Company allocates the fair value of consideration transferred to the tangible and intangible assets acquired, and liabilities assumed based on their estimated fair values. The excess of the fair value of consideration transferred over the fair values of these identifiable assets and liabilities is recorded as goodwill. Such valuations require the Company to make significant estimates and assumptions, especially with respect to intangible assets. The Company’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual values may differ from estimates. Allocation of consideration transferred to identifiable assets and liabilities affects the Company’s amortization expense, as acquired finite-lived intangible assets are amortized over their useful lives, whereas any indefinite lived intangible assets, including goodwill, are not amortized. During the measurement period, which is not to exceed one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period, any subsequent adjustments are recorded to earnings.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates and assumptions reflected in the consolidated financial statements include, but are not limited to, the valuation allowance for deferred tax assets, stock-based compensation including the fair value of equity awards, purchase price allocation including fair value estimates of intangible assets and goodwill, revenue recognition, capitalization of internally developed software costs, and the valuation of other intangible assets. The Company bases its estimates on historical experience and also on assumptions that it believes are reasonable. Due to the inherent uncertainty involved in making assumptions and estimates, changes in circumstances could result in actual results differing from those estimates, and such differences could be material to the Company’s consolidated balance sheets, statements of operations and comprehensive loss.

Significant Risks and Uncertainties

Significant Risks and Uncertainties

The Company is subject to those risks common in the sports betting industry and also those risks common to highly regulated industries including, but not limited to, the possibility of not being able to successfully develop or market its products; foreign currency risk; technological obsolescence; competition; dependence on key personnel and key external alliances; the successful protection of its proprietary technologies data, and intellectual property rights; branding; compliance with government regulations and specifically with data protection and privacy laws; litigation; systems and infrastructure failure; interest rate risk; seasonal fluctuations; ability to grow via strategic acquisitions and successfully integrate the acquired businesses; fraud, corruption, or negligence related to sports events; and the possibility of not being able to obtain additional financing when needed.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, and contract assets. Some of the cash and cash equivalents held exceed federally insured limits. Management does not believe the Company is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

As of December 31, 2025, one customer accounted for 12% of the Company's accounts receivable. As of December 31, 2024, one customer accounted for 12% of the Company’s accounts receivable.

As of December 31, 2025, two vendors accounted for 56% of the Company’s accounts payable. As of December 31, 2024, one vendor accounted for 68% of the Company’s accounts payable.

Segment Information

Segment Information

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess the Company’s financial and operational performance. The Company’s CODM is the Chief Executive Officer. In addition, the Company’s CODM evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis. As a result, management has determined that the Company’s business operates in a single operating segment.

Cash Equivalents	Cash Equivalents The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.
Restricted Cash

Restricted Cash

Cash and cash equivalents that are legally restricted as to withdrawal or usage are classified in restricted cash, current and restricted cash, non-current, as applicable, on the consolidated balance sheets.

Restricted cash as of December 31, 2024 relates to a guarantee issued by the Company that served as collateral for certain obligations occurring in the normal course of business.

Accounts Receivable

Accounts Receivable

Accounts receivable represent amounts billed to customers in accordance with contract terms for which payment has not yet been received. Receivables are not collateralized and do not bear interest. Receivables are recorded at amortized cost, less any allowance for credit losses. The Company estimates the allowance for credit losses using a loss-rate method based upon various factors, including historical experience, the age of the accounts receivable balances, credit quality of our customers, and other factors that may affect the ability to collect from customers. Expected credit losses are recorded as general and administrative expenses in the consolidated statements of operations.

Prepaid Expenses

Prepaid Expenses

Prepaid expenses are amounts paid to secure the use of assets or the receipt of services at a future date or continuously over one or more future periods. Prepaid expenses are not converted to cash and are classified as current assets because if they were not prepaid, they would have required the use of current assets during the coming year. The Company generally recognizes prepaid expenses related to data and streaming rights fees, subscriptions, supplier agreements and operating costs. Prepaid expenses are generally derecognized over time from the balance sheet as the benefits are consumed or received. In instances where the Company determines that prepaid expenses will no longer result in future benefits that are consumed or received, the Company derecognizes the relevant prepaid expense as if incurred in the consolidated statements of operations.

In the year ended December 31, 2023, the Company derecognized prepaid expenses of $11.2 million related to a supplier contract whereby the Company paid for hardware and related costs which are not expected to be utilized. The derecognition of the prepaid expenses is presented as a loss on abandonment of assets in the consolidated statements of operations.

Inventory

Inventory

Inventory mainly consists of video and other camera equipment for resale to customers. Inventory is stated at the lower of cost or net realizable value. Costs are computed under the standard cost method, which approximates actual costs determined on a first-in, first-out basis. Net realizable value is determined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation. The Company assesses inventory quarterly for slow moving products and potential impairment, and records write-downs of inventory to cost of revenue. The Company had no significant inventory write-downs in the years ended December 31, 2025, 2024 and 2023. Inventory is included in other current assets in the consolidated balance sheets. As of December 31, 2025 and 2024, total inventory consisted of finished goods of $0.3 million and $0.5 million, respectively.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of respective assets. The estimated useful lives of the Company’s assets are as follows:

Estimated Useful Lives
(years)
Buildings	50
Furniture and fixtures	4
IT equipment	3
Stadium equipment	5
Other equipment	10

For leasehold improvements, the estimated useful lives are limited to the shorter of the useful life of the asset or the term of the lease. Expenditures for maintenance and repairs are charged to expense as incurred. When an asset is sold or otherwise disposed of, the cost and associated accumulated depreciation are removed from the accounts and the resulting gain or loss is recognized in the consolidated statements of operations.

Internally Developed Software

Internally Developed Software

Software that is developed for internal use is accounted for pursuant to ASC 350-40, Intangibles, Goodwill and Other — Internal-Use Software (“ASC 350-40”). Qualifying costs incurred to develop internal-use software are capitalized when (i) the preliminary project stage is completed, (ii) management has authorized further funding for the completion of the project and (iii) it is probable that the project will be completed and performed as intended.

These capitalized costs include salaries for employees who devote time directly to developing internal-use software and external direct costs of services consumed in developing the software. Capitalization of these costs ceases once the project is substantially complete and the software is ready for its intended purpose. Internally developed software is amortized using the straight-line method over an estimated useful life of three years and the related amortization expense is classified as cost of revenue in the consolidated statements of operations.

Intangible Assets

Intangible Assets

Intangible assets acquired in a business combination are recognized at fair value using generally accepted valuation methods deemed appropriate for the type of intangible asset acquired and reported net of accumulated amortization, separately from goodwill. Intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives.

Data Rights

Data rights are finite-lived intangible assets amortized on a straight-line basis over their estimated useful life of ten years. Data rights represent legally protected rights to collect sports data for use in the Company’s product offerings and are typically generated through business combinations. The related amortization expense is classified in cost of revenue in the consolidated statements of operations.

Technology

Technology is finite-lived intangible asset amortized on a straight-line basis over its estimated useful life of three years. Technology primarily represents Genius Sports proprietary sports management technology platform generated through business combinations. The related amortization expense is classified as cost of revenue in the consolidated statements of operations. Technology also includes other acquired third-party software not acquired in business combinations. The related amortization expense for third-party software is generally classified as general and administrative and research and development expenses in the consolidated statements of operations.

Marketing Products

Marketing products are finite-lived intangible assets amortized on a straight-line basis over their estimated useful lives, ranging from three to fifteen years. Marketing products include customer contracts and trademarks generated through business combinations. The related amortization expense is classified as general and administrative expense in the consolidated statements of operations.

Other Intangible Assets

Other intangible assets are finite-lived intangible assets amortized on a straight-line basis over their estimated useful life of three years. Other intangibles represent the value to the Company of the incremental revenue growth that could potentially be obtained from deploying GeniusIQ technology on an exclusive basis in certain venues. The related amortization expense is classified in cost of revenue in the consolidated statements of operations.

Goodwill

Goodwill

Goodwill represents the difference between the purchase price and the fair value of assets and liabilities acquired in a business combination. Goodwill is not amortized but instead is tested for impairment at least annually or between annual tests in certain circumstances in accordance with the provisions of ASC Topic 350, Intangibles—Goodwill and Other (“ASC 350”).

In accordance with ASC 350, Genius performs goodwill impairment testing at least annually on the first day of its fourth quarter and also if events or changes in circumstances indicate the occurrence of a triggering event. The provisions of ASC 350 require that the impairment test be performed on goodwill at the level of the reporting unit. The Company has a single reporting unit.

As required by ASC 350, the Company chooses either to perform a qualitative assessment or proceeds directly to the quantitative goodwill impairment test. The qualitative assessment includes various factors such as macroeconomic conditions, industry and market considerations, overall financial performance, earnings multiples, gross margin and cash flows from operating activities and other relevant factors. If it is determined it is more likely than not that the fair value of the reporting unit is less than its carrying value, a quantitative analysis is performed to identify goodwill impairment.

In accordance with ASC 350, impairment of goodwill is determined using a one-step approach, based on a comparison of the fair value of the reporting unit to the carrying value of its net assets; if the fair value of the reporting unit is lower than the carrying value of its net assets, then an impairment loss is recognized for the difference. The evaluation of goodwill impairment requires the Company to make assumptions associated with its reporting unit fair value. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, except for goodwill, primarily consist of property and equipment and finite-lived intangible assets. Long-lived assets, except for goodwill, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent the carrying amount of the underlying asset or asset group exceeds its fair value. No impairment loss was recognized for the years ended December 31, 2025, 2024 and 2023.

Leases

Leases

The Company determines whether an arrangement is or contains a lease at contract inception. The lease classification evaluation begins at the lease commencement date. The lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain.

For leases with an initial term greater than 12 months, a related lease liability is recorded on the consolidated balance sheet at the present value of future payments, discounted using the estimated fully collateralized incremental borrowing rate (discount rate) corresponding with the lease term. In addition, a right-of-use asset is recorded as the initial amount of the lease liability, adjusted for prepayments or accrued lease payments, initial direct costs and lease incentives.

Certain leases contain provisions that require variable payments that are passed through by the landlord, such as common area maintenance, utilities and real estate taxes (variable lease costs). Variable lease costs are expensed as incurred. Leases with an initial term of 12 months or less (short-term leases) are not recorded on the consolidated balance sheet. Short-term lease expense is recognized on a straight-line basis over the lease term. The Company accounts for lease and non-lease components as a single lease component for its office leases. The Company does not have finance leases.

As the interest rates implicit in the leases are not readily determinable, the Company uses its incremental borrowing rate corresponding with the lease term to determine the present value of future lease payments. This rate is determined based on prevailing market conditions and comparable company and credit analysis. The incremental borrowing rate is reassessed if there is a change to the lease term or if a modification occurs.

From time to time, the Company may enter into sublease agreements with third parties. The subleases generally do not relieve the Company of its primary obligations under the corresponding primary lease. As a result, the Company accounts for the primary lease based on the original assessment at lease inception. If the total remaining lease cost on the primary lease for the term of the sublease is greater than the anticipated sublease income, the right-of-use asset is assessed for impairment. The Company’s subleases are operating leases, and the Company recognizes sublease income on a straight- line basis over the sublease term.

Investments

Investments

The Company uses the equity method when it has the ability to exercise significant influence over operating and financial policies of an entity but does not have control of the entity. Under the equity method of accounting, an investment is initially recorded on the balance sheet at cost, representing the Company’s proportionate share of fair value. The investment is subsequently adjusted to reflect the Company’s proportionate share of net earnings or losses recognized, distributions received, contributions made and certain other adjustments, as appropriate. The Company does not record losses of the equity method investee in excess of its investment balance unless the Company is liable for obligations of the equity method investee or is otherwise committed to provide financial support to the equity method investee.

As of December 31, 2025 and 2024, the Company held investments in CFL Ventures and one other private company.

Fair Value Measurement

Fair Value Measurement

Certain assets and liabilities are carried at fair value under US GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•
Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
•
Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
•
Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis under ASC 820, Fair Value Measurements and Disclosures, include warrant liabilities and contingent consideration (see Note 18 – Fair Value Measurements for details). The Company also measures certain other instruments, including stock-based compensation awards and certain assets and liabilities acquired in a business combination at fair value on a nonrecurring basis. The determination of fair value involves the use of appropriate valuation methods and relevant inputs into valuation models. The fair value of the Company’s other assets and liabilities, which qualify as financial instruments under ASC 820, approximates the carrying amounts represented in the consolidated balance sheets.

Revenue Recognition

Revenue Recognition

ASC 606 requires companies to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, the standard requires more detailed disclosures to enable readers of the financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The Company determines revenue recognition through the following steps:

•
Identify the contract, or contracts, with the customer;
•
Identify the performance obligations in the contract;
•
Determine the transaction price;
•
Allocate the transaction price to performance obligations in the contract; and
•
Recognize revenue when, or as, the Company satisfies performance obligations by transferring the promised goods or services.

Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities. The Company primarily recognizes revenue from the delivery of products and services to customers in connection with the major product lines described below.

Nature of Products and Services

Betting Technology, Content and Services

The Company primarily provides official sports data for in-game and pre-match betting, outsourced trading and risk management services through the Company’s proprietary sportsbook platform to sportsbook operators. Customers access the Company’s sportsbook platform and associated services through the cloud in a hosting service over the contract term. Customers do not take possession of the software. The Company stands ready to provide official sports data and services on a continuous basis through the platform over the contract term.

In conjunction with the platform, the Company also provides customers with software updates to its sportsbook platform and technical support. These services are provided to customers on a continuous basis over the contract term, and therefore, revenue is recognized on a consistent basis with the platform hosting service.

Customers contract for the platform either under fixed fee or profit share arrangements. In fixed fee arrangements customers generally pay a fixed price for access to the official data and services platform. The fixed fee covers a minimum number of sporting events, and customers pay overages for events above the minimum. Payments are generally made either quarterly or monthly in advance. For overages, the Company estimates these amounts as variable consideration and applies the constraint to the extent it is probable there will be a significant reversal of cumulative revenue. The Company uses a time-elapsed measure of progress to recognize revenue as the Company provides access to the platform over the contract term.

In profit share arrangements, the Company generates revenues based on a percentage of sportsbook operator profits. These arrangements generally do not specify a minimum number of sporting events. The Company generally invoices for these arrangements monthly in arrears. Variable consideration is allocated to distinct time increments of the service and recognized over the contract term as the Company satisfies each time increment of the service. Certain profit share arrangements also contain fixed fees but no minimum number of sporting events. In these contracts, the Company recognizes the fixed fees as revenue using a time-elapsed measure of progress to recognize revenue as the Company provides access to the platform over the contract term.

Media Technology, Content and Services

Media Technology

The Company primarily provides advertising services to sports leagues and federations, along with sportsbook operators, and other global brands in the sports ecosystem. These services generally include personalized online marketing campaigns in which the Company, through its cloud-based marketing platform, uses real-time sports data to identify target audiences, manages the acquisition of digital advertising space, and transmits advertisements on behalf of its customers.

The services are generally provided over a contract term of one year or less. The arrangements contain fixed fees, which are generally prepaid by customers. Revenue is recognized over time as the services are performed using an input method based on costs to secure advertising space. The Company is the principal in these arrangements as it is primarily responsible for delivery and acceptability of the advertisements, bears inventory risk and has discretion in setting the margins applied; therefore, revenue is presented gross.

Creative Video Marketing

The Company provides customers with data driven video marketing capabilities through a creative performance platform. Customers generally access the Company’s SaaS creative performance platform through a fixed fee annual license model. Customers do not take possession of the platform’s underlying software. Revenue is recognized over time as the Company stands ready to provide access to the platform on a continuous basis over the contract term.

Customers may also choose to engage the Company and leverage the creative performance platform to create bespoke, scalable video marketing assets for campaigns. Campaigns are short-term in nature, covering a period of one year or less. Customers do not receive access to the platform, instead, taking control of the video marketing assets created by the Company upon delivery and acceptance. The Company recognizes revenue at the point in time at which control of the video marketing assets transfers to the customer.

Fan Engagement

The Company provides customers with a suite of technology solutions for digital fan engagement products and free-to-play games. Customers subscribe to the products through a fixed fee annual license model, subject to certain variable components. The customers do not take possession of the products and F2P games as they are accessed through a hosted service over a specified number of events or defined sporting season. Revenue is recognized over-time on a straight-line basis as customers receive and consume benefit of the products, which is typically over the course of a number of events or a defined sporting season.

Sports Technology and Services

Sports Technology

The Company provides technology that enables sports leagues and federations to capture, manage, and distribute their official sports data, along with other tools and services and updates and technical support. These software solutions are tailored for specific sports. Customers access the Company’s sports technology through the cloud in a hosting environment over the contract term. Customers typically do not have the ability take possession of the software. Depending on the service, the Company either stands ready to provide the hosting service on a continuous basis over the contract term or offers the hosting service for a specified number of events or defined sporting season.

In connection with these hosting services, the Company primarily receives noncash consideration in the form of official sports data and streaming rights, along with other rights. The Company expenses the data and streaming rights in costs of revenue as “data and streaming rights,” which fully offsets the revenue recognized from the noncash consideration (i.e., the official sports leagues data and streaming rights) in the Sports Technology and Services agreements. Because there is not a readily determinable fair value for these unique data rights, the Company estimates the fair value of noncash consideration by reference to the estimated standalone selling price of the services promised to the customer maximizing the use of observable inputs. Revenue is recognized either ratably over the contract term or as the services are provided by event or season, depending on the nature of the performance obligation.

In conjunction with the hosting service, the Company also provides customers with software updates and technical support. Revenue is recognized for the services on a consistent basis with the hosted service.

The Company also provides sports leagues and federations with integrity services inclusive of active bet monitoring solutions that flag suspicious betting activity, along with educational and other consultancy services. These services are often bundled in arrangements for other Sports Technology and Services where the Company receives noncash consideration. However, integrity services are also sold on a standalone basis in fixed fee arrangements. Revenue is recognized either ratably over the contract term or as the services are provided, depending on the nature of the performance obligation.

Tracking, Analytics and Video Augmentation

The Company provides sports teams and leagues with player tracking systems that capture and produce fast and accurate location data used to power new ways to understand, evaluate, improve and create content for their game. Customers generally contract for the combined output of the tracking service and the tracking data platform under a fixed fee arrangement. Customers access the Company’s tracking data platform through the cloud in a hosting service over the contract term. Customers do not take possession of the underlying software for the tracking data platform. The Company stands ready to provide tracking services and access to the tracking data platform on a continuous basis through the hosted service over the contract term. The tracking equipment is generally leased to customers in an operating lease arrangement, with equipment rental income accounted for under the scope of ASC 842, Leases rather than the ASC 606. Equipment rental income, if material, is disclosed separately as other revenue in Note 3 – Revenue.

Sports teams and leagues can purchase access to separate data analytics programs through a fixed fee annual license model. Customers access the Company’s data analytics programs through the cloud in a hosting service over the contract term. Customers do not take possession of the underlying software in the data analytics programs. The Company stands ready to provide access to the data analytics programs on a continuous basis over the contract term.

The Company provides sports leagues and media partners with real-time video augmentation services that allow for the production of informative and visually appealing content to drive fan engagement. Customers generally agree a fixed fee and a fixed number of matches for which augmented video streams will be provided. The video augmentation services are generally provided over a contract term of one year or less. Revenue is recognized over time using an output method based on video augmentations delivered.

Other Policies, Judgments, and Practical Expedients

Arrangements with Multiple Performance Obligations

The Company’s contracts for Betting Technology, Content and Services and Sports Technology and Services often involve multiple performance obligations. For these contracts, the Company applies judgment and accounts for individual goods or services separately if the customer can benefit from the good or service on its own or with other resources that are readily available to the customer and the good or service is separately identifiable from other promises in the arrangement. The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. The Company determines the standalone selling price of goods or services based on an observable standalone selling price when it is available, as well as other factors, including standalone sales of similar goods or services, cost plus a reasonable margin, the price charged to customers, discounting practices, and overall pricing objectives, while maximizing observable inputs.

Significant Financing Components

In certain contracts, the Company receives payment from a customer either before or after the performance obligation has been satisfied. In these instances where the timing of revenue recognition differs from the timing of payment, the expected timing difference between payment and satisfaction of performance obligations for the Company’s contracts is generally one year or less; therefore, the Company applies a practical expedient and does not consider the effects of the time value of money. Any other differences between receipt of payment and satisfaction of performance obligations do not include a significant financing component because the primary purpose is not to receive or provide financing to customers.

Contract Modifications

The Company may modify contracts to offer customers additional goods or services. Each of the additional goods and services are generally considered distinct from those goods or services transferred to the customer before the modification. The Company evaluates whether the contract price for the additional goods and services reflects the standalone selling price as adjusted for facts and circumstances applicable to that contract. In these cases, the Company accounts for the additional goods or services as a separate contract. In other cases where the pricing in the modification does not reflect the standalone selling price as adjusted for facts and circumstances applicable to that contract, the Company accounts on a prospective basis where the remaining goods and services are distinct from the original items and on a cumulative catch-up basis when the remaining goods and services are not distinct from the original items.

Judgments and Estimates

The Company applies judgment in determining whether it is the principal or agent in providing products and services to customers, particularly for Media Technology services. The Company generally controls all products and services before transfer to customers as the Company is primarily responsible to deliver the products and services to customers, bears inventory risk, and has discretion in establishing prices.

Accounting for contracts recognized over time under ASC 606 involves the use of various techniques to estimate total contract revenue and costs. Due to uncertainties inherent in the estimation process, it is possible that estimates of variable consideration or costs to complete a performance obligation will be revised in the near-term. The Company reviews and updates its contract-related estimates, and records adjustments as needed.

In fixed fee Betting Technology, Content and Services arrangements the Company applies the expected value method to estimate variable consideration in the contract, primarily factoring its historical experience with similar contract-types and customer relationships, along with expected market activity and customer forecasts. In applying the constraint, the Company considers susceptibility of variable consideration to factors outside the Company’s control (i.e., market volatility and actions by customers). Additionally, the Company considers historical experience with similar contract types and customer relationships, as well as the broad range of possible consideration amounts associated with overages for a given customer contract.

For fixed fee Betting Technology, Content and Services arrangements with variable consideration associated with overages, the Company records a cumulative-effect adjustment to adjust revenue recognized to date when there are constraint changes that impact the Company’s estimate of the transaction price. For those performance obligations for which revenue is recognized using an input method, changes in total estimated costs, and related progress towards complete satisfaction of the performance obligation, are recognized on a cumulative catch-up basis in the period in which the revisions to the estimates are made. The impact of application of catch-up adjustments were immaterial in the periods presented.

Costs Capitalized to Obtain Contracts with Customers

Costs Capitalized to Obtain Contracts with Customers

The Company capitalizes incremental costs of obtaining contracts with customers. The Company has determined that certain internal sale force incentive programs meet the requirements to be capitalized. The Company applies the practical expedient to expense costs as incurred for costs to obtain contracts with customers when the amortization period would have been one year or less. Capitalized incremental costs are recognized over related contract terms. Capitalized amounts are recoverable through future revenue streams under all non-cancellable customer contracts. The Company periodically evaluates whether there have been any changes in its business, the market conditions in which it operates or other events which would indicate that its amortization period should be changed or if there are potential indicators of impairment.

Capitalized costs to obtain contracts with customers are included in other assets in the accompanying consolidated balance sheets. Amortization of capitalized costs to obtain contracts with customers is included in sales and marketing expense in the accompanying consolidated statements of operations.

During the year ended December 31, 2025, the Company capitalized $1.4 million of costs to obtain contracts with customers and amortized $1.4 million. During the year ended December 31, 2024, the Company capitalized $1.6 million of costs to obtain contracts with customers and amortized $1.3 million. During the year ended December 31, 2023, the Company capitalized $1.1 million of costs to obtain contracts with customers and amortized $1.0 million. There were no impairments of costs to obtain contracts with customers for all periods presented in the accompanying consolidated financial statements.

Cost of Revenue

Cost of Revenue

Cost of revenue consists primarily of expenses associated with the delivery of the Company’s products and services. These include but are not limited to expenses associated with data collection/procurement, third-party data rights, data production, server and bandwidth costs, client services, along with media and advertising costs directly associated with the Company’s media offerings. Cost of revenue also includes costs of inventory, costs associated with personnel salaries and benefits, stock-based compensation, sales commissions, depreciation of property and equipment, amortization of internal use software, and amortization of acquired data rights, technology, marketing products, and other intangible assets.

Sales and Marketing

Sales and Marketing

Sales and marketing expenses consist primarily of expenses associated with advertising, events sponsorship, association memberships, marketing subscriptions, consulting costs, amortization of contract costs, stock-based compensation and related personnel costs and benefits.

Research and Development

Research and Development

Research and development expenses consist primarily of costs incurred for the development of new products related to the Company’s platform and services, as well as improving existing products and services. The costs incurred include stock-based compensation, related personnel salaries and benefits, facility costs, server and bandwidth costs, consulting costs, and amortization of production software costs. To date, research and development expenses have been expensed as incurred and included in the consolidated statements of operations.

General and Administrative

General and Administrative

General and administrative expenses consist of stock-based compensation, personnel salaries and benefits, legal-related costs, other professional service fees, rent expense and depreciation of property and equipment.

Transaction Expenses

Transaction Expenses

Transaction expenses consist primarily of advisory, legal, accounting, valuation, and other professional or consulting fees in connection with the Company’s corporate development activities. Direct and indirect transaction expenses in a business combination are expensed as incurred when the service is received.

Stock-based Compensation

Stock-based Compensation

The Company records stock-based compensation in accordance with ASC 718, Compensation — Stock Compensation. The Company measures the cost of stock-based awards including restricted shares, stock options, equity-settled restricted share units and equity-settled performance-based restricted share units granted to employees and directors based on the grant date fair value of the awards. For stock-based awards subject only to service conditions, the Company recognizes compensation cost for these awards on a straight-line basis over the requisite service period. For stock- based awards subject to market conditions, the Company recognizes compensation cost on a tranche-by-tranche basis (the accelerated attribution method). The Company’s equity-classified non-employee awards are measured based on the grant date fair value of the awards and the Company recognizes compensation cost on a tranche-by-tranche basis. The Company elects to recognize the effect of forfeitures in the period they occur.

For cash-settled share-based payments, a liability is recognized for the goods or services acquired, measured initially at the fair value of the liability. The liability is subsequently remeasured at each reporting period until settled, with compensation cost trued up for changes in fair value, pro-rated for the portion of the requisite service period rendered.

Treasury Stock	Treasury Stock Treasury stock represents the shares of the Company that are held in treasury. Treasury stock is recorded at cost and deducted from shareholders’ equity.
Income Taxes

Income Taxes

Income taxes are accounted under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that these assets are more likely than not to be realized. In making such a determination, all available positive and negative evidence are considered, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If it is determined that deferred tax assets would be realized in the future, in excess of their net recorded amount, an adjustment would be made to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process which includes (1) determining whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position, and (2) for those tax positions that meet the more-likely-than-not recognition threshold, recognized income tax positions are measured at the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority. The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statements of operations. Accrued interest and penalties are included in the deferred tax liability line in the consolidated balance sheets.

Net Loss Per Share Attributable to Common Shareholders

Net Loss Per Share Attributable to Common Shareholders

Basic net loss per share attributable to common shareholders is computed by dividing the Company’s net loss attributable to common shareholders by the weighted-average number of common shares used in the loss per share calculation during the period. Diluted net loss per share attributable to common shareholders is computed by giving effect to all potentially dilutive securities, including stock options. Basic and diluted net loss per share attributable to common shareholders are the same for all periods presented as the inclusion of all potentially dilutive securities outstanding was anti-dilutive.

Commitments and Contingencies

Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount within a range of loss can be reasonably estimated. When no amount within the range is a better estimate than any other amount, the Company accrues for the minimum amount within the range. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which is intended to provide a practical expedient to assume that conditions as of the balance sheet date remain unchanged over the life of the asset when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue from Contracts with Customers. ASU 2025-05 is effective for the Company for the annual and interim reporting periods beginning January 1, 2026, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses, which is intended to enhance the transparency and decision-usefulness of expense disclosures, and requires disaggregated disclosures, in the notes to the financial statements, of certain categories of expenses that are included in expense line items in the consolidated statements of operations. ASU 2024-03 is effective for the Company for the annual reporting period beginning January 1, 2027 and interim periods after December 15, 2027, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06 Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software, which is intended to modernize the recognition and disclosure framework for internal-use software costs, removing the previous “development stage” model and introducing a more judgment-based approach. ASU 2025-06 is effective for the Company for the annual and interim reporting periods beginning January 1, 2028, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s consolidated financial statements.

There are no other accounting pronouncements that are not yet effective and that are expected to have a material impact to the consolidated financial statements.

Recently Adopted Accounting Guidance

Recently Adopted Accounting Guidance

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance the transparency and decision-usefulness of income tax disclosures, particularly in the rate reconciliation table and disclosures about income taxes paid. ASU 2023-09 is effective for the Company for the annual reporting period beginning January 1, 2025, with early adoption permitted. The Company adopted ASU 2023-09 on January 1, 2025. The adoption of the standard resulted in enhanced income tax disclosures (see Note 19 – Income Taxes).